BASIS OF CONSOLIDATION AND INVESTMENTS (Details 4)	12 Months Ended
Dec. 31, 2025 R$ / shares shares
IfrsStatementLineItems [Line Items]
Number bought back shares	53,294,300
Cancelation of shares	(3)
Treasury balance	53,294,297
Fourth Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Jun. 28, 2024
Authorized quantity	100,000,000
Program period	from 06/28/2024 to 12/19/2025
Repurchase average buyback price | R$ / shares	R$ 6.0497
Minimum buyback price | R$ / shares	5.2798
Maximum buyback price | R$ / shares	R$ 7.1162
Number bought back shares	53,294,300
Treasury balance	53,294,297
Fourth Programs [Member]
IfrsStatementLineItems [Line Items]
Cancelation of shares	(3)
Fifth Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Nov. 21, 2025
Authorized quantity	53,294,297
Program period	from 11/24/2025 to 05/24/2027